Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                 April 20, 2015



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


   Re:  The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities,
                                    Series L
                             (the "Trust" or "Fund")
                        File No. 333-76661  CIK# 891768



Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 30, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on April 17, 2015.

                                Very truly yours,




                                Advisors Asset Management, Inc.